UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                           Form 13F

                                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                               -----------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V, L.L.C.
         -----------------------------------
Address:  c/o The Carlyle Group
         -----------------------------------
          1001 Pennsylvania Avenue, NW
         -----------------------------------
          Suite 220 S.
         -----------------------------------
          Washington, DC  20004-2505
         -----------------------------------

Form 13F File Number:  28-  12965
                            ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel A. D'Aniello
         ---------------------------------
Title:     Managing Director
         ---------------------------------
Phone:     202-729-5626
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello       Washington, DC       November 15, 2010
-------------------------   ------------------   ---------------------
        Signature              City, State              Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number          Name

28-
   ----------------          -------------------------------

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                          ---------------------------
                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        --------------------

Form 13F Information Table Entry Total:     5
                                        --------------------

Form 13F Information Table Value Total:     $ 378,626
                                        --------------------
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number     Name

1           28- 12429                 Carlyle Investment Management L.L.C.
----            ---------             ------------------------------------------


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
                                                       FORM 13-F INFORMATION TABLE

  COLUMN 1   COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
----------- ---------- --------- ----------- ------------------- ------------ -------- --------------------------------

NAME OF      TITLE OF             VALUE     SHRS OR   SH/  PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
ISSUER        CLASS      CUSIP   (x$1000)   PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE     SHARED     NONE
----------- ---------- --------- ----------- ------- ----------- ------------ -------- -------- ---------- ------------
ICO Global     CL A      44930K108    $513     312,778   SH   --     Shared-       1                312,778
Comm Hldgs Ltd                                                       Defined
De

Terrestar      Com       881451108    $53      150,000   SH   --     Shared-       1                150,000
Corp                                                                 Defined

Time Warner    Com       887317303    $1,124   36,666    SH   --     Shared-       1                36,666
Inc                                                                  Defined

Time Warner    Com       88732J207    $497     9,203     SH   --     Shared-       1                9,203
Cable Inc                                                            Defined

Triumph Group  Com       896818101    $376,439 5,046,775 SH   --     Shared-       1                5,046,775
Inc                                                                  Defined

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